PGIM Target Date 2050 Fund
Schedule of Investments (unaudited) as of April 30, 2026
Description	Shares	Value
Long-Term Investments 100.5%
Affiliated Exchange-Traded Fund 8.0%
Fixed Income
PGIM Total Return Bond ETF (cost $1,646,968)	39,137	$1,626,925
Affiliated Mutual Funds 92.5%
Domestic Equity 55.5%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	76,587	1,215,438
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	169,335	8,532,771
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	146,415	1,591,530
		11,339,739
Fixed Income 2.0%
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	43,081	402,809
(cost $281,085)
International Equity 35.0%
PGIM Global Real Estate Fund (Class R6)	44,873	1,024,445
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	102,351	1,618,167
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	251,956	4,512,540
		7,155,152

Total Affiliated Mutual Funds (cost $13,352,596)		18,897,700

Total Long-Term Investments (cost $14,999,564)		20,524,625

Short-Term Investment 0.2%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $37,325)	37,325	37,325

TOTAL INVESTMENTS 100.7% (cost $15,036,889)(wa)		20,561,950
Liabilities in excess of other assets (0.7)%		(147,098)

Net Assets 100.0%		$20,414,852

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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PGIM Target Date 2050 Fund